Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
The Board recognizes the critical importance of maintaining the availability and completion of our data and systems, the trust and confidence of our business partners and employees. The Audit Committee is responsible for reviewing our policies with respect to cybersecurity risks and relevant contingent liabilities and risks that may be material to the Company, including risks from third parties and business partners.

We generally seek to address cybersecurity risks by implementing security measures on our internal computer systems. These security measures include firewalls, intrusion prevention and detection systems, anti-malware functionality and access controls, which are evaluated by our IT managers and improved through vulnerability assessments and cybersecurity threat intelligence.

Our Chief Operating Officer is responsible for implementing protection measures for our information systems from cybersecurity threats and promptly responding to any cybersecurity incidents.

To date, we have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected or are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition.

Cybersecurity Risk Management Processes Integrated [Text Block]	The Audit Committee is responsible for reviewing our policies with respect to cybersecurity risks and relevant contingent liabilities and risks that may be material to the Company, including risks from third parties and business partners.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	To date, we have not identified risks from known cybersecurity threats, including as a result of any prior cybersecurity incidents, that have materially affected or are reasonably likely to materially affect us, including our operations, business strategy, results of operations, or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]	The Board recognizes the critical importance of maintaining the availability and completion of our data and systems, the trust and confidence of our business partners and employees. The Audit Committee is responsible for reviewing our policies with respect to cybersecurity risks and relevant contingent liabilities and risks that may be material to the Company, including risks from third parties and business partners.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Audit Committee is responsible for reviewing our policies with respect to cybersecurity risks and relevant contingent liabilities and risks that may be material to the Company, including risks from third parties and business partners.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Audit Committee is responsible for reviewing our policies with respect to cybersecurity risks and relevant contingent liabilities and risks that may be material to the Company, including risks from third parties and business partners.
Cybersecurity Risk Role of Management [Text Block]	Our Chief Operating Officer is responsible for implementing protection measures for our information systems from cybersecurity threats and promptly responding to any cybersecurity incidents.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true